INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2014, 2013 and 2012, the Company had the following participation in investments that are recorded using the equity method:

	2014	2013	2012
SFL West Polaris Limited	—	100.00%	100.00%
SFL Deepwater Ltd	100.00%	100.00%	100.00%
SFL Hercules Ltd	100.00%	100.00%	100.00%
SFL Linus Ltd	100.00%	100.00%	—
Bluelot Shipping Company Limited	—	100.00%	100.00%
SFL Corte Real Limited	—	100.00%	100.00%

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets	127,268	44,297	—	38,619	44,352	—	—
Non-current assets	1,324,765	397,191	—	397,226	530,348	—	—
Total assets	1,452,033	441,488	—	435,845	574,700	—	—
Current liabilities	122,861	38,376	—	32,945	51,540	—	—
Non-current liabilities (2)	1,275,715	371,147	—	391,500	513,068	—	—
Total liabilities	1,398,576	409,523	—	424,445	564,608	—	—
Total shareholders' equity	53,457	31,965	—	11,400	10,092	—	—

	As of December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Current assets (1)	205,916	94,981	34,412	56,886	—	9,780	9,857
Non-current assets	1,516,033	432,755	458,558	429,720	195,000	—	—
Total assets	1,721,949	527,736	492,970	486,606	195,000	9,780	9,857
Current liabilities	159,847	85,240	38,337	29,101	—	3,523	3,646
Non-current liabilities (2)	1,521,115	418,554	451,384	453,860	197,317	—	—
Total liabilities	1,680,962	503,794	489,721	482,961	197,317	3,523	3,646
Total shareholders' equity	40,987	23,942	3,249	3,645	(2,317)	6,257	6,211

(1)	Bluelot and Corte Real current assets at December 31, 2013, include $6.1 million and $6.0 million due from Ship Finance, respectively (see Note 23: Related party transactions).

(2)
SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2014, include $100.0 million (2013: $115.2 million), $135.3 million (2013: $120.1 million) and $110.7 million (2013: $195.0 million) due to Ship Finance (see Note 23: Related party transactions). SFL West Polaris non-current liabilities at December 31, 2013, includes $100.4 million due to Ship Finance (see Note 23: Related party transactions). In the year ended December 31, 2013, SFL Deepwater and SFL West Polaris paid dividends of $150.0 million (2014:$nil; 2012:$nil) and $73.0 million (2014: $nil; 2012:$nil), respectively.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2014
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	108,632	24,917	22,251	24,565	33,236	1,171	2,492
Net operating revenues	105,567	24,905	22,234	24,544	33,221	232	431
Net income (3)	33,497	8,023	4,643	7,755	12,413	232	431

	Year ended December 31, 2013
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	SFL Hercules	SFL Linus	Bluelot	Corte Real
Operating revenues	122,792	46,145	23,701	13,832	—	19,490	19,624
Net operating revenues	88,121	46,109	23,681	13,808	—	2,261	2,262
Net income (3)	28,200	17,747	2,324	3,645	(38)	2,261	2,261

	Year ended December 31, 2012
(in thousands of $)	TOTAL	SFL Deepwater	SFL West Polaris	Bluelot	Corte Real
Operating revenues	146,263	69,508	37,421	19,612	19,722
Net operating revenues	111,434	69,485	37,418	2,266	2,265
Net income (3)	43,492	28,243	10,719	2,266	2,264

(3)
The net income of SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus in the year ended December 31, 2014, includes interest payable to Ship Finance amounting to $6.5 million (2013: $9.6 million; 2012: $13.1 million), $6.5 million (2013: $6.5 million; 2012: $6.5 million), $6.5 million (2013: $3.5 million; 2012: $nil) and $4.9 million (2013: $nil; 2012: $nil), respectively - see Note 23 "Related party transactions".